LONG-TERM DEBT - Long-Term Debt Issued (Details) CAD in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2015 USD ($)	Oct. 31, 2015 CAD	Sep. 30, 2015 USD ($)	Jul. 31, 2015 CAD	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Feb. 28, 2014 USD ($)	Oct. 31, 2013 USD ($)	Jul. 31, 2013 CAD	Jul. 31, 2013 USD ($)	Jan. 31, 2013 USD ($)
TRANSCANADA PIPELINES LIMITED | 1.625% senior unsecured notes, due November 2017
Debt Instrument [Line Items]
Amount	$ 1,000
Interest Rate	1.625%
TRANSCANADA PIPELINES LIMITED | 4.55% medium-term notes, due November 2041
Debt Instrument [Line Items]
Amount | CAD		CAD 400
Interest Rate		4.55%
TRANSCANADA PIPELINES LIMITED | 3.30% medium-term notes, due July 2025
Debt Instrument [Line Items]
Amount | CAD				CAD 750
Interest Rate				3.30%
TRANSCANADA PIPELINES LIMITED | 4.60% senior unsecured notes, due March 2045
Debt Instrument [Line Items]
Amount						$ 750
Interest Rate						4.60%
TRANSCANADA PIPELINES LIMITED | 1.875% senior unsecured notes, due January 2018
Debt Instrument [Line Items]
Amount							$ 500
Interest Rate							1.875%
TRANSCANADA PIPELINES LIMITED | Senior unsecured notes, floating rates, due in January 2018
Debt Instrument [Line Items]
Amount							$ 250
TRANSCANADA PIPELINES LIMITED | 4.63% senior unsecured notes, due March 2034
Debt Instrument [Line Items]
Amount								$ 1,250
Interest Rate								4.63%
TRANSCANADA PIPELINES LIMITED | 3.75% senior unsecured notes, due October 16, 2023
Debt Instrument [Line Items]
Amount									$ 625
Interest Rate									3.75%
TRANSCANADA PIPELINES LIMITED | 5.00% senior unsecured notes, due October 16, 2043
Debt Instrument [Line Items]
Amount									$ 625
Interest Rate									5.00%
TRANSCANADA PIPELINES LIMITED | 0.95% floating rate notes, maturing June 30, 2016
Debt Instrument [Line Items]
Amount											$ 500
TRANSCANADA PIPELINES LIMITED | 3.69% medium term notes, due July 19, 2023
Debt Instrument [Line Items]
Amount | CAD										CAD 450
Interest Rate										3.69%	3.69%
TRANSCANADA PIPELINES LIMITED | 4.55% medium term notes, due November 15, 2041
Debt Instrument [Line Items]
Amount | CAD										CAD 300
Interest Rate										4.55%	4.55%
TRANSCANADA PIPELINES LIMITED | 0.75 % senior notes, due January 15, 2016
Debt Instrument [Line Items]
Amount												$ 750
Interest Rate												0.75%
TC PIPELINES, LP | Unsecured term loan, floating rate, due October 2018
Debt Instrument [Line Items]
Amount			$ 170
TC PIPELINES, LP | 4.375% senior unsecured notes, due March 2025
Debt Instrument [Line Items]
Amount						$ 350
Interest Rate						4.375%
TC PIPELINES, LP | Medium-term loan, floating rate, due July 2018
Debt Instrument [Line Items]
Amount											$ 500
GAS TRANSMISSION NORTHWEST LLC | Unsecured term loan, floating interest rate, due June 2019
Debt Instrument [Line Items]
Amount					$ 75